EQUITY (Details 2)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expected dividend yield	0.00%	0.00%
Expected average volatility, maximum	98.00%	110.00%
Expected average volatility, minimum	97.00%	87.00%
Risk-free interest rate, maximum		4.44%
Risk-free interest rate, minimum		4.02%
Risk-free interest rate	3.87%
Bottom [Member]
Expected term	5 years 6 months	3 years 29 days
Top [Member]
Expected term	5 years 9 months 10 days	6 years 29 days